UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
2 - 2.99%	34.3
3 - 3.99%	56.0
4 - 4.99%	9.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$3,824,000	$4,050,004
2.25% 8/15/49	2,153,000	2,289,665
2.5% 2/15/45	4,118,700	4,570,309
2.5% 2/15/46	3,811,000	4,233,634
2.5% 5/15/46	2,429,000	2,700,270
2.75% 8/15/42	2,812,500	3,248,108
2.75% 11/15/42	3,283,100	3,791,596
2.75% 8/15/47	3,810,000	4,452,789
2.75% 11/15/47	3,806,000	4,451,682
2.875% 5/15/43	5,223,200	6,164,600
2.875% 8/15/45	4,113,100	4,884,467
2.875% 11/15/46	3,804,000	4,539,688
2.875% 5/15/49	4,935,000	5,951,038
3% 5/15/42	914,700	1,098,998
3% 11/15/44	4,109,800	4,971,413
3% 5/15/45	4,118,800	4,994,367
3% 11/15/45	4,106,000	4,990,875
3% 2/15/47	3,816,000	4,664,166
3% 5/15/47	3,810,000	4,657,874
3% 2/15/48	4,098,000	5,023,412
3% 8/15/48	4,669,000	5,735,392
3% 2/15/49	4,953,000	6,101,864
3.125% 11/15/41	958,700	1,172,984
3.125% 2/15/42	1,130,100	1,384,373
3.125% 2/15/43	1,885,600	2,312,954
3.125% 8/15/44	4,127,300	5,091,734
3.125% 5/15/48	4,378,000	5,493,535
3.375% 5/15/44	4,166,800	5,342,456
3.375% 11/15/48	4,955,000	6,517,758
3.625% 8/15/43	3,587,600	4,760,717
3.625% 2/15/44	4,392,500	5,844,256
3.75% 8/15/41	959,700	1,282,699
3.75% 11/15/43	4,221,100	5,713,160
3.875% 8/15/40	2,381,700	3,226,645
4.25% 11/15/40	1,075,800	1,529,695
4.375% 11/15/39	792,200	1,137,364
4.375% 5/15/40	2,586,700	3,726,667
4.375% 5/15/41	825,700	1,196,684
4.625% 2/15/40	2,950,900	4,373,902
4.75% 2/15/41	1,784,900	2,704,333
		160,378,127
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,874,418)		160,378,127
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.13% (a)
(Cost $1,112,554)	1,112,351	1,112,573
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $144,986,972)		161,490,700
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(607,611)
NET ASSETS - 100%		$160,883,089

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,602
Total	$1,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$160,378,127	$--	$160,378,127	$--
Money Market Funds	1,112,573	1,112,573	--	--
Total Investments in Securities:	$161,490,700	$1,112,573	$160,378,127	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $143,874,418)	$160,378,127
Fidelity Central Funds (cost $1,112,554)	1,112,573
Total Investment in Securities (cost $144,986,972)		$161,490,700
Receivable for investments sold		2,115,139
Receivable for fund shares sold		435,149
Interest receivable		688,196
Distributions receivable from Fidelity Central Funds		691
Prepaid expenses		174
Receivable from investment adviser for expense reductions		5,902
Total assets		164,735,951
Liabilities
Payable for investments purchased	$3,571,230
Payable for fund shares redeemed	76,279
Distributions payable	171,864
Accrued management fee	3,151
Other payables and accrued expenses	30,338
Total liabilities		3,852,862
Net Assets		$160,883,089
Net Assets consist of:
Paid in capital		$173,862,870
Total distributable earnings (loss)		(12,979,781)
Net Assets, for 13,493,128 shares outstanding		$160,883,089
Net Asset Value, offering price and redemption price per share ($160,883,089 ÷ 13,493,128 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$1,086,898
Income from Fidelity Central Funds		1,602
Total income		1,088,500
Expenses
Management fee	$15,312
Transfer agent fees	22,803
Accounting fees and expenses	7,875
Custodian fees and expenses	857
Independent trustees' fees and expenses	153
Registration fees	10,507
Audit	27,167
Legal	85
Miscellaneous	442
Total expenses before reductions	85,201
Expense reductions	(73,337)
Total expenses after reductions		11,864
Net investment income (loss)		1,076,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	437,456
Total net realized gain (loss)		437,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,041,414
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		16,041,413
Net gain (loss)		16,478,869
Net increase (decrease) in net assets resulting from operations		$17,555,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,076,636	$5,834,885
Net realized gain (loss)	437,456	(23,933,425)
Change in net unrealized appreciation (depreciation)	16,041,413	35,008,782
Net increase (decrease) in net assets resulting from operations	17,555,505	16,910,242
Distributions to shareholders	(984,017)	(5,726,671)
Share transactions
Proceeds from sales of shares	94,588,515	133,735,649
Reinvestment of distributions	10,642	33,388
Cost of shares redeemed	(10,525,382)	(910,162,012)
Net increase (decrease) in net assets resulting from share transactions	84,073,775	(776,392,975)
Total increase (decrease) in net assets	100,645,263	(765,209,404)
Net Assets
Beginning of period	60,237,826	825,447,230
End of period	$160,883,089	$60,237,826
Other Information
Shares
Sold	8,283,688	13,876,679
Issued in reinvestment of distributions	1,000	3,450
Redeemed	(987,278)	(93,729,190)
Net increase (decrease)	7,297,410	(79,849,061)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$9.59	$9.86	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.146	.292	.278	.271	.107
Net realized and unrealized gain (loss)	2.190	.123	(.272)	(.767)	.689
Total from investment operations	2.336	.415	.006	(.496)	.796
Distributions from net investment income	(.136)	(.285)	(.276)	(.268)	(.106)
Distributions from net realized gain	–	–	–	(.066)	–
Total distributions	(.136)	(.285)	(.276)	(.334)	(.106)
Net asset value, end of period	$11.92	$9.72	$9.59	$9.86	$10.69
Total ReturnC,D	24.21%	4.38%	(.03)%	(4.77)%	8.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.22%G	.20%	.18%	.16%	.20%G
Expenses net of fee waivers, if any	.03%G	.03%	.06%	.11%	.15%G
Expenses net of all reductions	.03%G	.03%	.06%	.11%	.15%G
Net investment income (loss)	2.77%G	2.99%	2.77%	2.57%	2.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$160,883	$60,238	$825,447	$764,713	$728,409
Portfolio turnover rateH	24%G	57%	128%	25%	18%I

 A For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,982,969
Gross unrealized depreciation	(90,993)
Net unrealized appreciation (depreciation)	$15,891,976
Tax cost	$145,598,724

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(19,069,656)
Long-term	(10,071,675)
Total no expiration	$(29,141,331)
Total capital loss carryforward	$(29,141,331)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 1, 2019 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to August 1, 2019, FIIOC received an asset-based fee of .075% of the Fund's average net assets. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective August 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $73,313.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund’s custody expenses by $24.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 37% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.03%	$1,000.00	$1,242.10	$.17
Hypothetical-C		$1,000.00	$1,024.99	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SV5-SANN-1019
1.9869415.103

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
1 - 1.99%	22.9
2 - 2.99%	58.0
3 - 3.99%	13.0
4 - 4.99%	2.4
5 - 5.99%	0.5
6 - 6.99%	1.4
7 - 7.99%	1.4
8 - 8.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
2.25% 8/15/46	$28,177,000	$29,842,305
2.5% 2/15/45	29,739,000	32,999,835
2.5% 2/15/46	28,524,000	31,687,267
2.5% 5/15/46	23,289,000	25,889,908
2.75% 8/15/42	21,638,000	24,989,354
2.75% 11/15/42	19,826,000	22,896,707
2.75% 8/15/47	33,433,000	39,073,513
2.75% 11/15/47	23,318,000	27,273,862
2.875% 5/15/43	25,487,000	30,080,634
2.875% 8/15/45	28,527,000	33,876,927
2.875% 11/15/46	28,047,000	33,471,246
2.875% 5/15/49	52,117,000	62,847,056
3% 5/15/42	8,638,000	10,378,422
3% 11/15/44	17,256,000	20,873,693
3% 5/15/45	17,308,000	20,987,302
3% 11/15/45	26,751,000	32,516,049
3% 2/15/47	85,921,000	105,018,284
3% 5/15/47	32,303,000	39,491,679
3% 2/15/48	26,724,000	32,758,822
3% 8/15/48	33,980,000	41,740,979
3% 2/15/49	35,407,000	43,619,764
3.125% 11/15/41	6,664,000	8,153,508
3.125% 2/15/42	5,987,000	7,334,075
3.125% 2/15/43	19,365,000	23,753,896
3.125% 8/15/44	22,618,000	27,903,191
3.125% 5/15/48	39,561,000	49,641,328
3.375% 5/15/44	29,869,000	38,296,492
3.375% 11/15/48	36,983,000	48,647,091
3.5% 2/15/39	315,000	403,914
3.625% 8/15/43	33,395,000	44,314,904
3.625% 2/15/44	36,567,000	48,652,679
3.75% 8/15/41	37,940,000	50,709,181
3.75% 11/15/43	59,651,000	80,736,230
3.875% 8/15/40	15,178,000	20,562,633
4.25% 5/15/39	7,898,000	11,131,244
4.25% 11/15/40	3,863,000	5,492,854
4.375% 2/15/38	17,484,000	24,779,472
4.375% 11/15/39	4,140,000	5,943,811
4.375% 5/15/40	7,791,000	11,224,518
4.375% 5/15/41	9,045,000	13,108,890
4.5% 2/15/36	19,817,000	27,865,334
4.5% 5/15/38	7,016,000	10,110,166
4.5% 8/15/39	3,831,000	5,575,302
4.625% 2/15/40	15,760,000	23,359,891
4.75% 2/15/37	13,000	19,014
4.75% 2/15/41	21,622,000	32,759,864
5% 5/15/37	2,667,000	4,015,294
5.25% 11/15/28	1,000	1,323
5.25% 2/15/29	9,219,000	12,269,913
5.375% 2/15/31	10,273,000	14,411,494
5.5% 8/15/28	2,865,000	3,827,237
6% 2/15/26	3,771,000	4,826,438
6.125% 11/15/27	27,929,000	37,962,711
6.125% 8/15/29	244,000	347,881
6.25% 8/15/23	25,875,000	30,662,886
6.25% 5/15/30	5,578,000	8,181,575
6.5% 11/15/26	39,000	52,418
6.625% 2/15/27	50,000	68,174
6.75% 8/15/26	23,000	31,058
6.875% 8/15/25	11,691,000	15,310,643
7.125% 2/15/23	45,244,000	53,881,009
7.25% 8/15/22	38,000	44,325
7.5% 11/15/24	15,867,000	20,699,617
7.625% 11/15/22	50,000	59,631
7.625% 2/15/25	20,938,000	27,724,856
7.875% 2/15/21	246,000	267,765
8% 11/15/21	17,000	19,355
8.125% 5/15/21	245,000	271,605
8.125% 8/15/21	96,000	108,015
U.S. Treasury Notes:
1.125% 2/28/21	2,376,000	2,358,180
1.125% 6/30/21	24,554,000	24,359,294
1.125% 7/31/21	11,347,000	11,255,692
1.125% 8/31/21	9,563,000	9,488,289
1.125% 9/30/21	10,591,000	10,505,362
1.25% 3/31/21	9,048,000	8,995,691
1.25% 10/31/21	9,937,000	9,881,881
1.25% 7/31/23	5,561,000	5,523,203
1.25% 8/31/24	9,405,000	9,341,443
1.375% 9/15/20	11,463,000	11,418,223
1.375% 9/30/20	40,635,000	40,458,809
1.375% 10/31/20	19,903,000	19,819,034
1.375% 1/31/21	13,561,000	13,506,968
1.375% 4/30/21	38,423,000	38,281,915
1.375% 5/31/21	36,178,000	36,047,985
1.375% 6/30/23	26,693,000	26,642,951
1.375% 8/31/23	1,103,000	1,101,277
1.375% 9/30/23	6,179,000	6,169,104
1.5% 8/31/21	38,289,000	38,281,522
1.5% 1/31/22	34,941,000	34,965,568
1.5% 2/28/23	4,873,000	4,885,563
1.5% 3/31/23	1,539,000	1,543,509
1.5% 8/15/26	48,918,000	49,067,047
1.625% 10/15/20	11,639,000	11,623,087
1.625% 11/30/20	13,489,000	13,476,354
1.625% 6/30/21	65,200,000	65,276,407
1.625% 8/15/22	40,000	40,222
1.625% 8/31/22	15,416,000	15,499,704
1.625% 11/15/22	40,089,000	40,334,858
1.625% 4/30/23	2,979,000	3,000,179
1.625% 5/31/23	2,562,000	2,580,815
1.625% 10/31/23	35,461,000	35,756,047
1.625% 2/15/26	29,244,000	29,555,860
1.625% 5/15/26	25,238,000	25,516,012
1.75% 10/31/20	33,535,000	33,532,380
1.75% 11/15/20	3,981,000	3,982,244
1.75% 12/31/20	23,325,000	23,342,312
1.75% 7/31/21	126,755,000	127,279,847
1.75% 11/30/21	9,531,000	9,584,240
1.75% 2/28/22	10,224,000	10,295,089
1.75% 3/31/22	34,495,000	34,756,407
1.75% 4/30/22	2,435,000	2,454,023
1.75% 5/15/22	40,000	40,313
1.75% 5/31/22	18,289,000	18,433,312
1.75% 6/15/22	93,039,000	93,838,554
1.75% 6/30/22	26,870,000	27,105,113
1.75% 7/15/22	52,120,000	52,569,942
1.75% 9/30/22	36,681,000	37,029,183
1.75% 1/31/23	31,298,000	31,631,764
1.75% 5/15/23	34,449,000	34,852,699
1.75% 6/30/24	41,332,000	41,997,187
1.75% 7/31/24	92,473,000	94,022,645
1.875% 12/15/20	11,305,000	11,330,613
1.875% 11/30/21	34,947,000	35,240,500
1.875% 1/31/22	17,135,000	17,291,625
1.875% 2/28/22	38,169,000	38,540,253
1.875% 3/31/22	22,568,000	22,800,733
1.875% 4/30/22	23,980,000	24,237,598
1.875% 5/31/22	6,821,000	6,900,934
1.875% 7/31/22	9,867,000	9,987,639
1.875% 8/31/22	6,473,000	6,555,935
1.875% 9/30/22	18,600,000	18,851,391
1.875% 10/31/22	17,759,000	18,003,186
1.875% 6/30/26	10,411,000	10,696,896
1.875% 7/31/26	71,618,000	73,598,685
2% 1/15/21	13,591,000	13,652,053
2% 2/28/21	48,000	48,264
2% 8/31/21	35,718,000	36,048,670
2% 10/31/21	242,000	244,496
2% 11/15/21	31,475,000	31,820,487
2% 12/31/21	18,057,000	18,264,373
2% 2/15/22	34,083,000	34,525,014
2% 7/31/22	49,716,000	50,521,943
2% 10/31/22	12,029,000	12,238,568
2% 11/30/22	56,743,000	57,758,167
2% 2/15/23	49,134,000	50,082,133
2% 4/30/24	2,462,000	2,526,628
2% 5/31/24	56,843,000	58,397,301
2% 6/30/24	23,075,000	23,704,154
2% 2/15/25	49,185,000	50,666,314
2% 8/15/25	44,227,000	45,629,825
2% 11/15/26	44,560,000	46,229,259
2.125% 1/31/21	4,398,000	4,426,175
2.125% 5/31/21	45,881,000	46,309,342
2.125% 8/15/21	30,443,000	30,779,538
2.125% 9/30/21	35,117,000	35,550,475
2.125% 12/31/21	275,000	278,996
2.125% 5/15/22	39,946,000	40,646,615
2.125% 6/30/22	8,062,000	8,217,256
2.125% 12/31/22	52,677,000	53,872,521
2.125% 11/30/23	2,629,000	2,705,097
2.125% 2/29/24	3,213,000	3,311,147
2.125% 3/31/24	58,818,000	60,658,360
2.125% 7/31/24	20,395,000	21,082,535
2.125% 9/30/24	18,290,000	18,920,148
2.125% 11/30/24	35,744,000	37,009,002
2.125% 5/15/25	34,371,000	35,667,968
2.125% 5/31/26	58,783,000	61,308,832
2.25% 2/15/21	16,284,000	16,426,485
2.25% 3/31/21	58,431,000	58,999,333
2.25% 4/30/21	66,603,000	67,308,055
2.25% 7/31/21	18,365,000	18,606,758
2.25% 4/15/22	75,996,000	77,527,794
2.25% 12/31/23	35,029,000	36,248,173
2.25% 1/31/24	7,160,000	7,413,117
2.25% 4/30/24	31,269,000	32,445,252
2.25% 10/31/24	27,138,000	28,257,443
2.25% 11/15/24	49,622,000	51,670,846
2.25% 12/31/24	6,055,000	6,311,864
2.25% 11/15/25	48,476,000	50,780,503
2.25% 3/31/26	19,954,000	20,950,141
2.25% 2/15/27	44,880,000	47,393,981
2.25% 8/15/27	35,595,000	37,676,473
2.25% 11/15/27	49,354,000	52,294,033
2.375% 3/15/21	19,006,000	19,222,045
2.375% 4/15/21	17,001,000	17,206,207
2.375% 3/15/22	34,574,000	35,368,122
2.375% 1/31/23	12,947,000	13,352,099
2.375% 2/29/24	31,698,000	33,027,830
2.375% 8/15/24	35,598,000	37,223,549
2.375% 4/30/26	20,565,000	21,763,554
2.375% 5/15/27	38,344,000	40,893,277
2.375% 5/15/29	61,646,000	66,462,094
2.5% 12/31/20	55,639,000	56,232,338
2.5% 1/31/21	42,568,000	43,055,204
2.5% 2/28/21	30,068,000	30,449,723
2.5% 1/15/22	20,027,000	20,497,165
2.5% 2/15/22	34,447,000	35,294,719
2.5% 3/31/23	13,117,000	13,608,888
2.5% 8/15/23	36,925,000	38,452,483
2.5% 1/31/24	37,142,000	38,851,112
2.5% 5/15/24	45,726,000	47,974,791
2.5% 1/31/25	5,697,000	6,014,563
2.5% 2/28/26	42,509,000	45,265,443
2.625% 11/15/20	37,258,000	37,655,322
2.625% 5/15/21	36,658,000	37,292,355
2.625% 6/15/21	12,469,000	12,698,410
2.625% 7/15/21	8,534,000	8,700,013
2.625% 12/15/21	27,012,000	27,705,238
2.625% 2/28/23	32,856,000	34,188,208
2.625% 6/30/23	47,690,000	49,819,284
2.625% 12/31/23	53,354,000	56,042,541
2.625% 3/31/25	16,295,000	17,333,806
2.625% 12/31/25	45,944,000	49,199,563
2.625% 1/31/26	50,388,000	53,989,955
2.625% 2/15/29	80,878,000	88,842,587
2.75% 9/30/20	51,683,000	52,215,981
2.75% 11/30/20	58,763,000	59,513,606
2.75% 8/15/21	34,229,000	35,019,209
2.75% 9/15/21	15,883,000	16,275,732
2.75% 4/30/23	25,222,000	26,403,296
2.75% 5/31/23	92,948,000	97,402,969
2.75% 7/31/23	18,682,000	19,615,370
2.75% 8/31/23	22,940,000	24,115,675
2.75% 11/15/23	40,642,000	42,832,858
2.75% 2/15/24	38,645,000	40,858,030
2.75% 2/28/25	24,280,000	25,972,013
2.75% 6/30/25	9,260,000	9,936,776
2.75% 8/31/25	28,037,000	30,135,394
2.75% 2/15/28	36,754,000	40,445,193
2.875% 10/31/20	52,018,000	52,680,417
2.875% 10/15/21	51,169,000	52,610,127
2.875% 11/15/21	14,182,000	14,598,596
2.875% 9/30/23	30,644,000	32,401,242
2.875% 10/31/23	28,284,000	29,935,741
2.875% 11/30/23	29,487,000	31,248,157
2.875% 4/30/25	14,386,000	15,507,658
2.875% 5/31/25	5,889,000	6,353,909
2.875% 7/31/25	33,135,000	35,814,276
2.875% 11/30/25	63,896,000	69,322,168
2.875% 5/15/28	56,879,000	63,297,884
2.875% 8/15/28	51,002,000	56,871,214
3% 9/30/25	7,460,000	8,132,566
3% 10/31/25	11,284,000	12,312,783
3.125% 5/15/21	357,000	366,120
3.125% 11/15/28	61,110,000	69,600,948
3.625% 2/15/21	31,600,000	32,496,156
		7,066,566,069
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,680,072,686)		7,066,566,069
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.13% (a)
(Cost $29,844,113)	29,838,145	29,844,113
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,709,916,799)		7,096,410,182
NET OTHER ASSETS (LIABILITIES) - 0.4%		25,230,408
NET ASSETS - 100%		$7,121,640,590

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305,329
Total	$305,329

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,066,566,069	$--	$7,066,566,069	$--
Money Market Funds	29,844,113	29,844,113	--	--
Total Investments in Securities:	$7,096,410,182	$29,844,113	$7,066,566,069	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,680,072,686)	$7,066,566,069
Fidelity Central Funds (cost $29,844,113)	29,844,113
Total Investment in Securities (cost $6,709,916,799)		$7,096,410,182
Receivable for investments sold		112,212,707
Receivable for fund shares sold		7,482,753
Interest receivable		35,714,619
Distributions receivable from Fidelity Central Funds		64,318
Prepaid expenses		12,504
Receivable from investment adviser for expense reductions		173,038
Total assets		7,252,070,121
Liabilities
Payable for investments purchased	$126,156,842
Payable for fund shares redeemed	794,549
Distributions payable	3,032,487
Accrued management fee	227,249
Other payables and accrued expenses	218,404
Total liabilities		130,429,531
Net Assets		$7,121,640,590
Net Assets consist of:
Paid in capital		$6,733,190,533
Total distributable earnings (loss)		388,450,057
Net Assets, for 687,939,825 shares outstanding		$7,121,640,590
Net Asset Value, offering price and redemption price per share ($7,121,640,590 ÷ 687,939,825 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$69,656,283
Income from Fidelity Central Funds		305,329
Total income		69,961,612
Expenses
Management fee	$1,133,667
Transfer agent fees	1,699,534
Accounting fees and expenses	282,087
Custodian fees and expenses	21,595
Independent trustees' fees and expenses	10,566
Registration fees	244,871
Audit	29,212
Legal	2,722
Miscellaneous	11,890
Total expenses before reductions	3,436,144
Expense reductions	(2,563,984)
Total expenses after reductions		872,160
Net investment income (loss)		69,089,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,508,797
Total net realized gain (loss)		9,508,797
Change in net unrealized appreciation (depreciation) on investment securities		393,245,016
Net gain (loss)		402,753,813
Net increase (decrease) in net assets resulting from operations		$471,843,265

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,089,452	$52,129,582
Net realized gain (loss)	9,508,797	(6,989,832)
Change in net unrealized appreciation (depreciation)	393,245,016	19,647,538
Net increase (decrease) in net assets resulting from operations	471,843,265	64,787,288
Distributions to shareholders	(63,459,075)	(46,208,305)
Share transactions
Proceeds from sales of shares	4,404,178,967	3,187,231,913
Reinvestment of distributions	48,636,681	29,502,481
Cost of shares redeemed	(637,097,624)	(1,418,818,781)
Net increase (decrease) in net assets resulting from share transactions	3,815,718,024	1,797,915,613
Total increase (decrease) in net assets	4,224,102,214	1,816,494,596
Net Assets
Beginning of period	2,897,538,376	1,081,043,780
End of period	$7,121,640,590	$2,897,538,376
Other Information
Shares
Sold	447,084,104	332,203,725
Issued in reinvestment of distributions	4,857,764	3,084,223
Redeemed	(64,232,386)	(148,216,607)
Net increase (decrease)	387,709,482	187,071,341

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.55	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.120	.233	.192	.146
Net realized and unrealized gain (loss)	.691	.072	(.247)	(.234)
Total from investment operations	.811	.305	(.055)	(.088)
Distributions from net investment income	(.111)	(.205)	(.165)	(.133)
Distributions from net realized gain	–	–	–	(.009)
Total distributions	(.111)	(.205)	(.165)	(.142)
Net asset value, end of period	$10.35	$9.65	$9.55	$9.77
Total ReturnC,D	8.46%	3.23%	(.59)%	(.90)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.15%	.16%	.41%
Expenses net of fee waivers, if any	.03%G	.03%	.04%	.10%
Expenses net of all reductions	.03%G	.03%	.04%	.10%
Net investment income (loss)	2.42%G	2.45%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$7,121,641	$2,897,538	$1,081,044	$30,735
Portfolio turnover rateH	33%G	73%	144%	511%

 A For the period March 1, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$395,095,694
Gross unrealized depreciation	(48,703)
Net unrealized appreciation (depreciation)	$395,046,991
Tax cost	$6,701,363,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,916,071)
Long-term	(3,126,347)
Total capital loss carryforward	$(17,042,418)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 1, 2019 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to August 1, 2019, FIIOC received an asset-based fee of .075% of the Fund's average net assets. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective August 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,581 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,563,509.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund’s custody expenses by $475.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund and Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 45% and 30%, respectively of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.03%	$1,000.00	$1,084.60	$.16
Hypothetical-C		$1,000.00	$1,024.99	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

UYB-SANN-1019
1.9872607.103

Fidelity® Series Long-Term Treasury Bond Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
2 - 2.99%	29.5
3 - 3.99%	51.4
4 - 4.99%	12.7
5 - 5.99%	1.7
6 - 6.99%	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$205,106,000	$217,228,085
2.25% 8/15/49	98,349,000	104,591,856
2.5% 2/15/45	214,358,000	237,862,020
2.5% 2/15/46	198,923,000	220,983,250
2.5% 5/15/46	205,176,000	228,089,992
2.75% 8/15/42	107,740,000	124,427,074
2.75% 11/15/42	150,866,000	174,232,550
2.75% 8/15/47	199,226,000	232,837,606
2.75% 11/15/47	199,273,000	233,079,354
2.875% 5/15/43	213,914,000	252,468,657
2.875% 8/15/45	214,532,000	254,765,130
2.875% 11/15/46	205,448,000	245,181,323
2.875% 5/15/49 (a)	261,329,000	315,132,460
3% 5/15/42	81,613,000	98,056,745
3% 11/15/44	214,466,000	259,428,462
3% 5/15/45	214,589,000	260,205,926
3% 11/15/45	214,657,000	260,917,260
3% 2/15/47	199,319,000	243,620,761
3% 5/15/47	204,957,000	250,567,938
3% 2/15/48	218,519,000	267,865,028
3% 8/15/48	245,900,000	302,063,176
3% 2/15/49	261,386,000	322,015,298
3.125% 11/15/41	78,387,000	95,907,719
3.125% 2/15/42	96,994,000	118,817,650
3.125% 2/15/43	157,189,000	192,814,412
3.125% 8/15/44	214,721,000	264,895,260
3.125% 5/15/48	230,569,000	289,319,063
3.375% 5/15/44	223,399,000	286,430,679
3.375% 11/15/48	261,676,000	344,206,158
3.5% 2/15/39	56,975,000	73,057,084
3.625% 8/15/43	177,161,000	235,091,263
3.625% 2/15/44	214,468,000	285,351,349
3.75% 8/15/41	72,592,000	97,023,745
3.75% 11/15/43	213,342,000	288,753,396
3.875% 8/15/40	88,391,000	119,749,088
4.25% 5/15/39	47,319,000	66,690,216
4.25% 11/15/40	97,889,000	139,189,745
4.375% 2/15/38	37,001,000	52,440,245
4.375% 11/15/39	74,608,000	107,114,938
4.375% 5/15/40	101,419,000	146,114,670
4.375% 5/15/41	79,653,000	115,440,844
4.5% 2/15/36	78,069,000	109,775,382
4.5% 5/15/38	21,024,000	30,295,912
4.5% 8/15/39	76,391,000	111,172,777
4.625% 2/15/40	109,567,000	162,403,118
4.75% 2/15/37	29,235,000	42,759,614
4.75% 2/15/41	91,145,000	138,095,356
5% 5/15/37	42,541,000	64,047,470
5.375% 2/15/31	72,949,000	102,336,618
6.25% 5/15/30	34,991,000	51,323,323
		9,236,237,045
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,654,727,980)		9,236,237,045
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.13% (b)
(Cost $61,543,651)	61,531,345	61,543,651
	Maturity Amount	Value

Repurchase Agreements - 3.7%
Investments in repurchase agreements in a joint trading account at 2.2%, dated 8/30/19 due 9/3/19 (Collateralized by U.S. Government Obligations) # (c)
(Cost $341,191,000)	341,274,402	341,191,000
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $8,057,462,631)		9,638,971,696
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(361,259,008)
NET ASSETS - 100%		$9,277,712,688

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197,243
Total	$197,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$9,236,237,045	$--	$9,236,237,045	$--
Money Market Funds	61,543,651	61,543,651	--	--
Repurchase Agreements	341,191,000	--	341,191,000	--
Total Investments in Securities:	$9,638,971,696	$61,543,651	$9,577,428,045	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$341,191,000 due 9/03/19 at 2.20%
J.P. Morgan Securities, Inc.	$341,191,000
$341,191,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $332,569,236 and repurchase agreements of $341,191,000) — See accompanying schedule: Unaffiliated issuers (cost $7,995,918,980)	$9,577,428,045
Fidelity Central Funds (cost $61,543,651)	61,543,651
Total Investment in Securities (cost $8,057,462,631)		$9,638,971,696
Cash		201
Receivable for investments sold		656,598,155
Receivable for fund shares sold		2,588,760
Interest receivable		43,297,443
Distributions receivable from Fidelity Central Funds		64,590
Total assets		10,341,520,845
Liabilities
Payable for investments purchased	$110,744,265
Payable for fund shares redeemed	611,826,877
Other payables and accrued expenses	45,815
Collateral on securities loaned	341,191,200
Total liabilities		1,063,808,157
Net Assets		$9,277,712,688
Net Assets consist of:
Paid in capital		$7,490,243,363
Total distributable earnings (loss)		1,787,469,325
Net Assets, for 901,522,903 shares outstanding		$9,277,712,688
Net Asset Value, offering price and redemption price per share ($9,277,712,688 ÷ 901,522,903 shares)		$10.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest (including $154,264 from security lending)		$146,016,823
Income from Fidelity Central Funds		197,243
Total income		146,214,066
Expenses
Custodian fees and expenses	$43,430
Independent trustees' fees and expenses	23,485
Commitment fees	14,533
Total expenses before reductions	81,448
Expense reductions	(92)
Total expenses after reductions		81,356
Net investment income (loss)		146,132,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	296,120,700
Total net realized gain (loss)		296,120,700
Change in net unrealized appreciation (depreciation) on investment securities		1,741,913,197
Net gain (loss)		2,038,033,897
Net increase (decrease) in net assets resulting from operations		$2,184,166,607

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,132,710	$246,493,801
Net realized gain (loss)	296,120,700	(86,886,920)
Change in net unrealized appreciation (depreciation)	1,741,913,197	73,181,043
Net increase (decrease) in net assets resulting from operations	2,184,166,607	232,787,924
Distributions to shareholders	(143,759,626)	(245,404,684)
Share transactions
Proceeds from sales of shares	664,945,930	7,586,388,893
Reinvestment of distributions	143,759,610	245,404,678
Cost of shares redeemed	(4,037,843,713)	(1,733,562,647)
Net increase (decrease) in net assets resulting from share transactions	(3,229,138,173)	6,098,230,924
Total increase (decrease) in net assets	(1,188,731,192)	6,085,614,164
Net Assets
Beginning of period	10,466,443,880	4,380,829,716
End of period	$9,277,712,688	$10,466,443,880
Other Information
Shares
Sold	74,428,743	894,509,766
Issued in reinvestment of distributions	15,586,838	29,331,620
Redeemed	(429,760,082)	(206,900,400)
Net increase (decrease)	(339,744,501)	716,940,986

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$8.36	$8.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.128	.248	.241	.119
Net realized and unrealized gain (loss)	1.857	.069C	(.244)	(1.410)
Total from investment operations	1.985	.317	(.003)	(1.291)
Distributions from net investment income	(.125)	(.247)	(.227)	(.119)
Total distributions	(.125)	(.247)	(.227)	(.119)
Net asset value, end of period	$10.29	$8.43	$8.36	$8.59
Total ReturnD,E	23.73%	3.84%	(.12)%	(12.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.19%H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.19%H
Expenses net of all reductions	- %H,I	- %I	- %I	.19%H
Net investment income (loss)	2.80%H	2.98%	2.76%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,277,713	$10,466,444	$4,380,830	$10,734
Portfolio turnover rateJ	19%H	23%	15%	45%H

 A For the period July 7, 2016 (commencement of operations) to February 28, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,585,095,059
Gross unrealized depreciation	(133,904)
Net unrealized appreciation (depreciation)	$1,584,961,155
Tax cost	$8,054,010,541

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(32,781,625)
Long-term	(34,976,011)
Total capital loss carryforward	$(67,757,636)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,533 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	- %-C	$1,000.00	$1,237.30	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XS8-SANN-1019
1.9872675.103

Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
1 - 1.99%	37.4
2 - 2.99%	60.4
3 - 3.99%	1.3
7 - 7.99%	0.4
8 - 8.99%	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Short-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.125% 2/15/23	$5,393,000	$6,422,515
7.25% 8/15/22	1,725,000	2,012,118
7.875% 2/15/21	804,000	875,135
8% 11/15/21	3,503,000	3,988,357
8.125% 5/15/21	599,000	664,048
8.125% 8/15/21	1,388,000	1,561,717
U.S. Treasury Notes:
1.125% 2/28/21	11,891,000	11,801,818
1.125% 6/30/21	11,953,000	11,858,216
1.125% 7/31/21	11,753,000	11,658,425
1.125% 8/31/21	12,394,000	12,297,172
1.125% 9/30/21	19,270,000	19,114,184
1.25% 3/31/21	20,186,000	20,069,300
1.25% 10/31/21	11,811,000	11,745,486
1.25% 7/31/23	12,011,000	11,929,363
1.25% 8/31/24	25,359,000	25,187,629
1.375% 9/15/20	8,702,000	8,668,008
1.375% 9/30/20	20,017,000	19,930,207
1.375% 10/31/20	18,140,000	18,063,472
1.375% 1/31/21	19,857,700	19,778,579
1.375% 4/30/21	12,673,000	12,626,466
1.375% 5/31/21	11,691,000	11,648,985
1.375% 6/30/23	8,271,000	8,255,492
1.375% 8/31/23	12,240,000	12,220,875
1.375% 9/30/23	8,447,000	8,433,472
1.5% 8/31/21	10,499,000	10,496,949
1.5% 1/31/22	10,339,000	10,346,270
1.5% 8/15/22	12,664,000	12,689,229
1.5% 2/28/23	19,006,000	19,055,000
1.5% 3/31/23	9,950,000	9,979,150
1.625% 10/15/20	9,331,000	9,318,243
1.625% 11/30/20	13,095,000	13,082,723
1.625% 6/30/21	14,896,000	14,913,456
1.625% 8/15/22	8,171,000	8,216,324
1.625% 8/31/22	20,192,000	20,301,636
1.625% 11/15/22	9,560,000	9,618,630
1.625% 4/30/23	8,893,000	8,956,224
1.625% 5/31/23	11,847,000	11,934,001
1.625% 10/31/23	8,974,000	9,048,666
1.75% 10/31/20	10,401,000	10,400,187
1.75% 11/15/20	8,590,000	8,592,684
1.75% 12/31/20	12,478,800	12,488,062
1.75% 7/31/21	24,404,000	24,505,048
1.75% 11/30/21	12,863,000	12,934,852
1.75% 2/28/22	9,953,000	10,022,204
1.75% 3/31/22	9,549,000	9,621,363
1.75% 4/30/22	10,280,000	10,360,313
1.75% 5/15/22	9,373,000	9,446,227
1.75% 5/31/22	20,104,000	20,262,633
1.75% 6/15/22	17,944,000	18,098,206
1.75% 6/30/22	11,930,000	12,034,388
1.75% 7/15/22	21,236,000	21,419,326
1.75% 9/30/22	11,033,000	11,137,727
1.75% 1/31/23	12,257,000	12,387,709
1.75% 5/15/23	16,520,000	16,713,594
1.75% 6/30/24	20,907,000	21,243,472
1.75% 7/31/24	22,794,000	23,175,978
1.875% 12/15/20	8,091,000	8,109,331
1.875% 11/30/21	9,875,000	9,957,935
1.875% 1/31/22	11,709,000	11,816,028
1.875% 2/28/22	17,527,000	17,697,477
1.875% 3/31/22	13,767,000	13,908,972
1.875% 4/30/22	12,031,000	12,160,239
1.875% 5/31/22	9,884,000	9,999,828
1.875% 7/31/22	20,177,000	20,423,695
1.875% 8/31/22	10,725,000	10,862,414
1.875% 9/30/22	10,694,000	10,838,536
1.875% 10/31/22	11,029,000	11,180,649
1.875% 8/31/24	4,467,000	4,565,937
2% 9/30/20	7,154,000	7,169,929
2% 11/30/20	8,253,000	8,282,014
2% 1/15/21	10,477,000	10,524,065
2% 2/28/21	7,499,000	7,540,303
2% 5/31/21	9,495,000	9,563,616
2% 8/31/21	10,283,000	10,378,198
2% 10/31/21	10,347,000	10,453,703
2% 11/15/21	14,721,000	14,882,586
2% 12/31/21	13,628,000	13,784,509
2% 2/15/22	11,413,000	11,561,012
2% 7/31/22	10,059,000	10,222,066
2% 10/31/22	9,578,000	9,744,867
2% 11/30/22	28,879,000	29,395,663
2% 2/15/23	17,255,000	17,587,968
2% 4/30/24	5,239,000	5,376,524
2% 5/31/24	35,360,000	36,326,875
2% 6/30/24	5,177,000	5,318,154
2.125% 1/31/21	8,359,000	8,412,550
2.125% 5/31/21	16,347,000	16,499,615
2.125% 6/30/21	9,518,000	9,614,295
2.125% 8/15/21	13,989,000	14,143,644
2.125% 9/30/21	14,737,000	14,918,910
2.125% 12/31/21	10,428,000	10,579,532
2.125% 5/15/22	19,376,000	19,715,837
2.125% 6/30/22	11,177,000	11,392,245
2.125% 12/31/22	31,590,000	32,306,945
2.125% 11/30/23	9,799,000	10,082,635
2.125% 2/29/24	5,105,000	5,260,942
2.125% 3/31/24	36,376,000	37,514,169
2.125% 7/31/24	6,409,000	6,625,053
2.25% 2/15/21	10,235,000	10,324,556
2.25% 3/31/21	31,119,000	31,421,681
2.25% 4/30/21	33,047,000	33,396,834
2.25% 7/31/21	10,714,000	10,855,040
2.25% 4/15/22	21,394,000	21,825,223
2.25% 12/31/23	8,696,000	8,998,662
2.25% 1/31/24	17,742,000	18,369,207
2.25% 4/30/24	24,582,000	25,506,706
2.375% 12/31/20	8,628,000	8,705,180
2.375% 3/15/21	9,239,000	9,344,021
2.375% 4/15/21	18,429,000	18,651,444
2.375% 3/15/22	17,856,000	18,266,130
2.375% 1/31/23	14,229,000	14,674,212
2.375% 2/29/24	19,397,000	20,210,765
2.375% 8/15/24	30,118,000	31,493,310
2.5% 12/31/20	20,607,000	20,826,754
2.5% 1/31/21	14,947,000	15,118,073
2.5% 2/28/21	22,134,000	22,414,998
2.5% 1/15/22	17,986,000	18,408,249
2.5% 2/15/22	15,619,000	16,003,374
2.5% 3/31/23	14,348,000	14,886,050
2.5% 8/15/23	17,029,000	17,733,442
2.5% 1/31/24	22,507,000	23,542,674
2.5% 5/15/24	20,942,000	21,971,921
2.625% 11/15/20	21,928,000	22,161,842
2.625% 5/15/21	18,798,000	19,123,294
2.625% 6/15/21	19,206,000	19,559,360
2.625% 7/15/21	14,140,000	14,415,067
2.625% 12/15/21	12,654,000	12,978,753
2.625% 2/28/23	19,701,000	20,499,814
2.625% 6/30/23	19,528,000	20,399,895
2.625% 12/31/23	22,545,000	23,681,057
2.75% 9/30/20	20,262,000	20,470,952
2.75% 11/30/20	21,302,000	21,574,100
2.75% 8/15/21	20,188,000	20,654,059
2.75% 9/15/21	15,324,000	15,702,910
2.75% 4/30/23	18,924,000	19,810,323
2.75% 5/31/23	22,543,000	23,623,479
2.75% 7/31/23	15,445,000	16,216,647
2.75% 8/31/23	14,357,000	15,092,796
2.75% 11/15/23	20,745,000	21,863,285
2.75% 2/15/24	18,464,000	19,521,352
2.875% 10/31/20	19,164,000	19,408,042
2.875% 10/15/21	20,760,000	21,344,686
2.875% 11/15/21	20,719,000	21,327,621
2.875% 9/30/23	19,495,000	20,612,916
2.875% 10/31/23	16,197,000	17,142,880
2.875% 11/30/23	20,926,000	22,175,838
3.125% 5/15/21	11,041,000	11,323,063
3.625% 2/15/21	16,459,000	16,925,767
		2,210,869,282
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,169,020,212)		2,210,869,282
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 2.13% (a)
(Cost $4,847,087)	4,846,117	4,847,087
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,173,867,299)		2,215,716,369
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,531,449
NET ASSETS - 100%		$2,222,247,818

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,416
Total	$34,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,210,869,282	$--	$2,210,869,282	$--
Money Market Funds	4,847,087	4,847,087	--	--
Total Investments in Securities:	$2,215,716,369	$4,847,087	$2,210,869,282	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,169,020,212)	$2,210,869,282
Fidelity Central Funds (cost $4,847,087)	4,847,087
Total Investment in Securities (cost $2,173,867,299)		$2,215,716,369
Receivable for investments sold		77,975,168
Receivable for fund shares sold		3,002,320
Interest receivable		12,477,127
Distributions receivable from Fidelity Central Funds		6,581
Total assets		2,309,177,565
Liabilities
Payable for investments purchased	$84,555,696
Payable for fund shares redeemed	1,598,705
Distributions payable	721,325
Accrued management fee	54,021
Total liabilities		86,929,747
Net Assets		$2,222,247,818
Net Assets consist of:
Paid in capital		$2,186,048,224
Total distributable earnings (loss)		36,199,594
Net Assets		$2,222,247,818
Net Asset Value and Maximum Offering Price

Net Asset Value, offering price and redemption price per share ($2,222,247,818 ÷ 209,824,268 shares)		$10.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$22,612,832
Income from Fidelity Central Funds		34,416
Total income		22,647,248
Expenses
Management fee	$311,954
Independent trustees' fees and expenses	4,402
Commitment fees	2,632
Total expenses before reductions	318,988
Expense reductions	(30)
Total expenses after reductions		318,958
Net investment income (loss)		22,328,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	924,283
Total net realized gain (loss)		924,283
Change in net unrealized appreciation (depreciation) on investment securities		54,988,071
Net gain (loss)		55,912,354
Net increase (decrease) in net assets resulting from operations		$78,240,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,328,290	$29,091,875
Net realized gain (loss)	924,283	(7,853,217)
Change in net unrealized appreciation (depreciation)	54,988,071	19,652,990
Net increase (decrease) in net assets resulting from operations	78,240,644	40,891,648
Distributions to shareholders	(20,298,797)	(27,261,371)
Share transactions - net increase (decrease)	277,424,524	334,964,244
Total increase (decrease) in net assets	335,366,371	348,594,521
Net Assets
Beginning of period	1,886,881,447	1,538,286,926
End of period	$2,222,247,818	$1,886,881,447

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.30	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)B	.112	.191	.061
Net realized and unrealized gain (loss)	.280	.065	(.182)
Total from investment operations	.392	.256	(.121)
Distributions from net investment income	(.102)	(.176)	(.059)
Total distributions	(.102)	(.176)	(.059)
Net asset value, end of period	$10.59	$10.30	$10.22
Total ReturnC,D	3.82%	2.53%	(1.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%G
Expenses net of fee waivers, if any	.03%G	.03%	.03%G
Expenses net of all reductions	.03%G	.03%	.03%G
Net investment income (loss)	2.14%G	1.85%	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,222,248	$1,886,881	$483
Portfolio turnover rateH	55%G	46%	41%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
1 - 1.99%	13.9
2 - 2.99%	74.7
3 - 3.99%	7.4
5 - 5.99%	0.9
6 - 6.99%	2.1
7 - 7.99%	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

Fidelity® Intermediate Treasury Bond Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
5.25% 11/15/28	$8,521,000	$11,269,688
5.25% 2/15/29	5,368,000	7,144,473
5.5% 8/15/28	4,757,000	6,354,683
6% 2/15/26	6,687,000	8,558,576
6.125% 11/15/27	17,438,000	23,702,738
6.375% 8/15/27	4,370,000	5,976,487
6.5% 11/15/26	3,128,000	4,204,228
6.625% 2/15/27	4,115,000	5,610,706
6.75% 8/15/26	3,119,000	4,211,747
6.875% 8/15/25	3,922,000	5,136,288
7.5% 11/15/24	7,589,000	9,900,384
7.625% 2/15/25	3,128,000	4,141,912
U.S. Treasury Notes:
1.375% 8/31/26	27,161,000	27,017,768
1.5% 8/15/26	64,880,000	65,077,682
1.625% 2/15/26	87,740,000	88,675,665
1.625% 5/15/26	75,980,000	76,816,967
1.625% 8/15/29	42,461,000	42,943,662
1.875% 6/30/26	42,723,000	43,896,214
1.875% 7/31/26	30,490,000	31,333,239
2% 2/15/25	70,206,000	72,320,407
2% 8/15/25	73,695,000	76,032,513
2% 11/15/26	87,234,000	90,501,868
2.125% 9/30/24	45,290,000	46,850,382
2.125% 11/30/24	36,213,000	37,494,601
2.125% 5/15/25	74,511,000	77,322,626
2.125% 5/31/26	44,397,000	46,304,684
2.25% 10/31/24	31,321,000	32,612,991
2.25% 11/15/24	79,969,000	83,270,845
2.25% 12/31/24	38,867,000	40,515,811
2.25% 11/15/25	74,866,200	78,425,269
2.25% 3/31/26	39,999,000	41,995,825
2.25% 2/15/27	81,550,000	86,118,074
2.25% 8/15/27	64,973,000	68,772,398
2.25% 11/15/27	80,522,000	85,318,721
2.375% 4/30/26	44,618,000	47,218,393
2.375% 5/15/27	76,098,000	81,157,328
2.375% 5/15/29	83,812,000	90,359,813
2.5% 1/31/25	23,227,000	24,521,724
2.5% 2/28/26	31,556,000	33,602,209
2.625% 3/31/25	30,788,000	32,750,735
2.625% 12/31/25	44,143,000	47,270,946
2.625% 1/31/26	42,802,000	45,861,674
2.625% 2/15/29	96,166,000	105,636,097
2.75% 2/28/25	31,394,000	33,581,769
2.75% 6/30/25	32,020,000	34,360,212
2.75% 8/31/25	39,190,000	42,123,127
2.75% 2/15/28	70,829,000	77,942,335
2.875% 4/30/25	44,146,000	47,588,008
2.875% 5/31/25	36,277,000	39,140,899
2.875% 7/31/25	26,353,000	28,483,887
2.875% 11/30/25	45,356,000	49,207,717
2.875% 5/15/28	90,062,000	100,225,637
2.875% 8/15/28	82,793,000	92,320,663
3% 9/30/25	43,151,000	47,041,332
3% 10/31/25	39,116,000	42,682,279
3.125% 11/15/28	96,193,000	109,558,563
		2,688,465,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,526,517,424)		2,688,465,469
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.13% (a)
(Cost $13,011,825)	13,013,049	13,015,652
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,539,529,249)		2,701,481,121
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,591,891
NET ASSETS - 100%		$2,708,073,012

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,295
Total	$50,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,688,465,469	$--	$2,688,465,469	$--
Money Market Funds	13,015,652	13,015,652	--	--
Total Investments in Securities:	$2,701,481,121	$13,015,652	$2,688,465,469	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,526,517,424)	$2,688,465,469
Fidelity Central Funds (cost $13,011,825)	13,015,652
Total Investment in Securities (cost $2,539,529,249)		$2,701,481,121
Receivable for investments sold		121,827,103
Receivable for fund shares sold		8,081,156
Interest receivable		13,719,808
Distributions receivable from Fidelity Central Funds		14,212
Total assets		2,845,123,400
Liabilities
Payable for investments purchased	$133,478,219
Payable for fund shares redeemed	3,045,900
Distributions payable	459,903
Accrued management fee	66,366
Total liabilities		137,050,388
Net Assets		$2,708,073,012
Net Assets consist of:
Paid in capital		$2,560,085,824
Total distributable earnings (loss)		147,987,188
Net Assets		$2,708,073,012
Net Asset Value and Maximum Offering Price

Net Asset Value, offering price and redemption price per share ($2,708,073,012 ÷ 238,404,017 shares)		$11.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest (including $14,849 from security lending)		$31,170,892
Income from Fidelity Central Funds		50,295
Total income		31,221,187
Expenses
Management fee	$376,797
Independent trustees' fees and expenses	5,257
Commitment fees	3,131
Total expenses before reductions	385,185
Expense reductions	(5)
Total expenses after reductions		385,180
Net investment income (loss)		30,836,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,589,215
Total net realized gain (loss)		23,589,215
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	166,626,021
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		166,626,022
Net gain (loss)		190,215,237
Net increase (decrease) in net assets resulting from operations		$221,051,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,836,007	$49,324,817
Net realized gain (loss)	23,589,215	(34,442,163)
Change in net unrealized appreciation (depreciation)	166,626,022	59,685,193
Net increase (decrease) in net assets resulting from operations	221,051,244	74,567,847
Distributions to shareholders	(28,429,915)	(46,189,815)
Share transactions - net increase (decrease)	222,701,584	573,625,017
Total increase (decrease) in net assets	415,322,913	602,003,049
Net Assets
Beginning of period	2,292,750,099	1,690,747,050
End of period	$2,708,073,012	$2,292,750,099

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)B	.134	.258	.091
Net realized and unrealized gain (loss)	.809	.153	(.405)
Total from investment operations	.943	.411	(.314)
Distributions from net investment income	(.123)	(.241)	(.086)
Total distributions	(.123)	(.241)	(.086)
Net asset value, end of period	$11.36	$10.54	$10.37
Total ReturnC,D	9.00%	4.02%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%G
Expenses net of fee waivers, if any	.03%G	.03%	.03%G
Expenses net of all reductions	.03%G	.03%	.03%G
Net investment income (loss)	2.44%G	2.47%	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,708,073	$2,292,750	$97,998
Portfolio turnover rateH	79%G	65%	43%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2019

% of fund's investments
2 - 2.99%	28.8
3 - 3.99%	52.7
4 - 4.99%	12.3
5 - 5.99%	1.5
6 - 6.99%	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Long-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$52,213,000	$55,298,870
2.25% 8/15/49	25,862,000	27,503,631
2.5% 2/15/45	53,046,000	58,862,411
2.5% 2/15/46	45,754,000	50,828,047
2.5% 5/15/46	47,721,000	53,050,466
2.75% 8/15/42	35,348,000	40,822,798
2.75% 11/15/42	43,039,000	49,705,001
2.75% 8/15/47	55,445,000	64,799,178
2.75% 11/15/47	50,606,000	59,191,229
2.875% 5/15/43	53,741,000	63,426,976
2.875% 8/15/45	52,439,500	62,273,955
2.875% 11/15/46	56,055,000	66,895,950
2.875% 5/15/49 (a)	70,342,000	84,824,292
3% 5/15/42	23,933,000	28,755,126
3% 11/15/44	56,126,000	67,892,728
3% 5/15/45	63,744,000	77,294,580
3% 11/15/45	61,041,000	74,195,812
3% 2/15/47	52,884,000	64,638,295
3% 5/15/47	55,637,000	68,018,406
3% 2/15/48	59,691,000	73,170,440
3% 8/15/48	66,086,000	81,179,939
3% 2/15/49	67,706,000	83,410,618
3.125% 11/15/41	21,801,000	26,673,864
3.125% 2/15/42	20,406,000	24,997,350
3.125% 2/15/43	43,705,000	53,610,328
3.125% 8/15/44	53,123,300	65,536,721
3.125% 5/15/48	63,016,000	79,072,772
3.375% 5/15/44	54,842,300	70,315,969
3.375% 11/15/48	70,869,000	93,220,420
3.5% 2/15/39	19,869,000	25,477,336
3.625% 8/15/43	50,644,000	67,204,192
3.625% 2/15/44	61,045,000	81,220,849
3.75% 8/15/41	21,116,000	28,222,854
3.75% 11/15/43	60,390,000	81,736,449
3.875% 8/15/40	22,725,000	30,787,049
4.25% 5/15/39	14,218,000	20,038,494
4.25% 11/15/40	23,559,000	33,498,873
4.375% 2/15/38	6,304,000	8,934,442
4.375% 11/15/39	20,738,000	29,773,611
4.375% 5/15/40	27,436,000	39,527,131
4.375% 5/15/41	18,636,000	27,009,097
4.5% 2/15/36	23,588,000	33,167,861
4.5% 5/15/38	3,310,000	4,769,762
4.5% 8/15/39	14,900,000	21,684,156
4.625% 2/15/40	29,185,000	43,258,782
4.75% 2/15/37	7,363,000	10,769,250
4.75% 2/15/41	27,590,000	41,802,083
5% 5/15/37	7,762,000	11,686,055
5.375% 2/15/31	18,945,000	26,577,023
6.25% 5/15/30	9,669,000	14,182,081
		2,450,793,602
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,011,130,975)		2,450,793,602
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.13% (b)
(Cost $17,359,186)	17,355,715	17,359,186
	Maturity Amount	Value

Repurchase Agreements - 3.6%
Investments in repurchase agreements in a joint trading account at 2.2%, dated 8/30/19 due 9/3/19 (Collateralized by U.S. Government Obligations) # (c)
(Cost $89,006,000)	89,027,757	89,006,000
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $2,117,496,161)		2,557,158,788
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(94,794,028)
NET ASSETS - 100%		$2,462,364,760

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,869
Total	$50,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,450,793,602	$--	$2,450,793,602	$--
Money Market Funds	17,359,186	17,359,186	--	--
Repurchase Agreements	89,006,000	--	89,006,000	--
Total Investments in Securities:	$2,557,158,788	$17,359,186	$2,539,799,602	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$89,006,000 due 9/03/19 at 2.20%
J.P. Morgan Securities, Inc.	$ 89,006,000

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,757,192 and repurchase agreements of $89,006,000) — See accompanying schedule: Unaffiliated issuers (cost $2,100,136,975)	$2,539,799,602
Fidelity Central Funds (cost $17,359,186)	17,359,186
Total Investment in Securities (cost $2,117,496,161)		$2,557,158,788
Cash		399
Receivable for investments sold		111,433,948
Receivable for fund shares sold		7,544,942
Interest receivable		11,307,285
Distributions receivable from Fidelity Central Funds		18,602
Total assets		2,687,463,964
Liabilities
Payable for investments purchased	$27,536,061
Payable for fund shares redeemed	108,124,721
Distributions payable	371,008
Accrued management fee	61,014
Collateral on securities loaned	89,006,400
Total liabilities		225,099,204
Net Assets		$2,462,364,760
Net Assets consist of:
Paid in capital		$2,072,712,261
Total distributable earnings (loss)		389,652,499
Net Assets		$2,462,364,760
Net Asset Value and Maximum Offering Price

Net Asset Value, offering price and redemption price per share ($2,462,364,760 ÷ 161,031,983 shares)		$15.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest (including $36,810 from security lending)		$33,192,142
Income from Fidelity Central Funds		50,869
Total income		33,243,011
Expenses
Management fee	$346,651
Independent trustees' fees and expenses	5,043
Commitment fees	3,099
Total expenses before reductions	354,793
Expense reductions	(103)
Total expenses after reductions		354,690
Net investment income (loss)		32,888,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,830,384
Total net realized gain (loss)		47,830,384
Change in net unrealized appreciation (depreciation) on investment securities		422,991,389
Net gain (loss)		470,821,773
Net increase (decrease) in net assets resulting from operations		$503,710,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,888,321	$59,072,672
Net realized gain (loss)	47,830,384	(16,446,588)
Change in net unrealized appreciation (depreciation)	422,991,389	36,510,828
Net increase (decrease) in net assets resulting from operations	503,710,094	79,136,912
Distributions to shareholders	(32,272,439)	(58,089,893)
Share transactions - net increase (decrease)	(375,115,263)	642,261,712
Total increase (decrease) in net assets	96,322,392	663,308,731
Net Assets
Beginning of period	2,366,042,368	1,702,733,637
End of period	$2,462,364,760	$2,366,042,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)B	.192	.381	.136
Net realized and unrealized gain (loss)	2.757	.101	(.627)
Total from investment operations	2.949	.482	(.491)
Distributions from net investment income	(.189)	(.372)	(.149)
Total distributions	(.189)	(.372)	(.149)
Net asset value, end of period	$15.29	$12.53	$12.42
Total ReturnC,D	23.71%	3.94%	(3.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%G
Expenses net of fee waivers, if any	.03%G	.03%	.03%G
Expenses net of all reductions	.03%G	.03%	.03%G
Net investment income (loss)	2.83%G	3.04%	3.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,462,365	$2,366,042	$314,669
Portfolio turnover rateH	61%G	34%	24%

 A For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Short-Term Treasury Bond Index Fund (formerly Institutional Premium Class), Fidelity Intermediate Treasury Bond Index Fund (formerly Institutional Premium Class), and Fidelity Long-Term Treasury Bond Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period March 1, 2018 through November 2, 2018.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$2,171,520,378	$45,616,171	$(1,420,180)	$44,195,991
Fidelity Intermediate Treasury Bond Index Fund	2,537,502,123	164,036,178	(57,180)	163,978,998
Fidelity Long-Term Treasury Bond Index Fund	2,119,863,386	437,345,918	(50,516)	437,295,402

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Short-Term Treasury Bond Index Fund	$(3,130,783)	$(6,048,293)	$(9,179,076)	$(9,179,076)
Fidelity Intermediate Treasury Bond Index Fund	(8,008,455)	(29,311,991)	(37,320,446)	(37,320,446)
Fidelity Long-Term Treasury Bond Index Fund	(81,847,982)	(5,175,372)	(87,023,354)	(87,023,354)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. During July 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee effective August 1, 2019, which eliminated the need for a separate expense contract. There is no change to the total expenses paid by the shareholders.

Prior to August 1, 2019, under the expense contract, the investment adviser paid expenses as necessary so that the total expenses did not exceed an annual rate of .03% of each class' class-level average net assets for each Fund, with certain exceptions.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Short-Term Treasury Bond Index Fund	$2,632
Fidelity Intermediate Treasury Bond Index Fund	3,131
Fidelity Long-Term Treasury Bond Index Fund	3,099

During the period, the Funds did not borrow on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income from Fidelity Central Funds.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Transfer Agent credits	Custodian credits
Fidelity Short-Term Treasury Bond Index Fund	$27	$3
Fidelity Intermediate Treasury Bond Index Fund	-	5
Fidelity Long-Term Treasury Bond Index Fund	-	103

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019
Fidelity Short-Term Treasury Bond Index Fund
Distributions to shareholders
Investor Class	$–	$1,784,721
Premium Class	–	13,748,854
Institutional Class	–	1,103,627
Fidelity Short-Term Treasury Bond Index Fund	20,298,797	10,624,169
Total	$20,298,797	$27,261,371
Fidelity Intermediate Treasury Bond Index Fund
Distributions to shareholders
Investor Class	$–	$589,086
Premium Class	–	20,868,814
Institutional Class	–	3,867,593
Fidelity Intermediate Treasury Bond Index Fund	28,429,915	20,864,322
Total	$28,429,915	$46,189,815
Fidelity Long-Term Treasury Bond Index Fund
Distributions to shareholders
Investor Class	$–	$857,201
Premium Class	–	21,771,433
Institutional Class	–	8,989,749
Fidelity Long-Term Treasury Bond Index Fund	32,272,439	26,471,510
Total	$32,272,439	$58,089,893

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year endedFebruary 28, 2019	Six months ended August 31, 2019	Year endedFebruary 28, 2019
Fidelity Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	–	4,293,649	$–	$43,755,619
Reinvestment of distributions	–	151,410	–	1,543,880
Shares redeemed	–	(20,470,798)	–	(207,998,422)
Net increase (decrease)	–	(16,025,739)	$–	$(162,698,923)
Premium Class
Shares sold	–	29,979,364	$–	$305,609,511
Reinvestment of distributions	–	1,158,069	–	11,809,688
Shares redeemed	–	(158,849,988)	–	(1,615,146,865)
Net increase (decrease)	–	(127,712,555)	$–	$(1,297,727,666)
Institutional Class
Shares sold	–	8,529,316	$–	$87,082,771
Reinvestment of distributions	–	75,450	–	769,340
Shares redeemed	–	(15,363,131)	–	(156,311,632)
Net increase (decrease)	–	(6,758,365)	$–	$(68,459,521)
Fidelity Short-Term Treasury Bond Index Fund
Shares sold	73,528,067	211,797,304	$766,734,239	$2,158,794,710
Reinvestment of distributions	1,567,997	854,578	16,418,269	8,788,346
Shares redeemed	(48,411,888)	(29,559,024)	(505,727,984)	(303,732,702)
Net increase (decrease)	26,684,176	183,092,858	$277,424,524	$1,863,850,354
Fidelity Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	–	1,562,466	$–	$16,117,022
Reinvestment of distributions	–	48,742	–	504,446
Shares redeemed	–	(6,475,865)	–	(66,523,920)
Net increase (decrease)	–	(4,864,657)	$–	$(49,902,452)
Premium Class
Shares sold	–	18,571,252	$–	$191,920,080
Reinvestment of distributions	–	1,886,546	–	19,508,381
Shares redeemed	–	(156,851,511)	–	(1,603,496,432)
Net increase (decrease)	–	(136,393,713)	$–	$(1,392,067,971)
Institutional Class
Shares sold	–	20,723,228	$–	$214,627,119
Reinvestment of distributions	–	316,875	–	3,275,365
Shares redeemed	–	(33,433,581)	–	(342,158,820)
Net increase (decrease)	–	(12,393,478)	$–	$(124,256,336)
Fidelity Intermediate Treasury Bond Index Fund
Shares sold	86,575,261	267,522,722	$941,191,469	$2,757,229,222
Reinvestment of distributions	2,341,729	1,717,824	25,685,741	17,999,312
Shares redeemed	(67,984,005)	(61,220,089)	(744,175,626)	(635,376,758)
Net increase (decrease)	20,932,985	208,020,457	$222,701,584	$2,139,851,776
Fidelity Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	–	1,288,341	$–	$16,005,600
Reinvestment of distributions	–	61,054	–	760,780
Shares redeemed	–	(5,020,167)	–	(60,266,786)
Net increase (decrease)	–	(3,670,772)	$–	$(43,500,406)
Premium Class
Shares sold	–	29,986,385	$–	$370,758,592
Reinvestment of distributions	–	1,514,870	–	18,866,434
Shares redeemed	–	(111,732,972)	–	(1,328,152,965)
Net increase (decrease)	–	(80,231,717)	$–	$(938,527,939)
Institutional Class
Shares sold	–	24,472,930	$–	$304,751,185
Reinvestment of distributions	–	697,197	–	8,651,373
Shares redeemed	–	(53,010,192)	–	(627,362,187)
Net increase (decrease)	–	(27,840,065)	$–	$(313,959,629)
Fidelity Long-Term Treasury Bond Index Fund
Shares sold	59,098,590	198,213,868	$813,116,253	$2,373,706,205
Reinvestment of distributions	2,157,807	1,983,035	29,614,592	24,777,153
Shares redeemed	(89,027,400)	(36,723,378)	(1,217,846,108)	(460,233,672)
Net increase (decrease)	(27,771,003)	163,473,525	$(375,115,263)	$1,938,249,686

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Fidelity Short-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,038.20	$.15
Hypothetical-C		$1,000.00	$1,024.99	$.15
Fidelity Intermediate Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,090.00	$.16
Hypothetical-C		$1,000.00	$1,024.99	$.15
Fidelity Long-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,237.10	$.17
Hypothetical-C		$1,000.00	$1,024.99	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

LBX-I-SANN-1019
1.9885079.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019